Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 4,870
Balance at end of year	4,983	$ 4,870	$ 4,588	$ 4,983	$ 4,588
Loans	4,646	4,520	4,285	4,646	4,285	$ 4,392
Undrawn credit facilities and other off-balance sheet exposures	337	350	303	337	303
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	525	525	482	574	449
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(24)	(24)	(19)	(77)	(59)
Provision for (reversal of) credit losses changes in model		(57)		(120)
Provision for (reversal of) credit losses net remeasurement	88	98	104	243	198
Total provision for (reversal of) credit losses	64	17	85	46	139
Write-offs	(8)	(8)	(5)	(19)	(9)
Recoveries	2	1	3	5	6
Interest income on impaired loans	(12)	(11)	(10)	(33)	(27)
Foreign exchange and other	4	1		2	(3)
Balance at end of year	575	525	555	575	555
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,350	1,275	1,095	1,235	983
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(4)	(12)	(4)	(26)	(21)
Provision for (reversal of) credit losses changes in model					82
Provision for (reversal of) credit losses net remeasurement	126	222	195	533	496
Total provision for (reversal of) credit losses	122	210	191	507	557
Write-offs	(161)	(159)	(146)	(467)	(433)
Recoveries	21	21	19	62	60
Interest income on impaired loans	(2)	(2)	(2)	(6)	(6)
Foreign exchange and other	(5)	5		(6)	(4)
Balance at end of year	1,325	1,350	1,157	1,325	1,157
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,149	1,142	993	1,048	955
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(4)	(3)		(12)	4
Provision for (reversal of) credit losses changes in model				42	6
Provision for (reversal of) credit losses net remeasurement	257	240	161	760	542
Total provision for (reversal of) credit losses	253	237	161	790	552
Write-offs	(268)	(270)	(232)	(785)	(657)
Recoveries	47	40	41	128	113
Balance at end of year	1,181	1,149	963	1,181	963
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,846	1,794	1,885	1,882	1,727
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(18)	(39)	(12)	(82)	(69)
Provision for (reversal of) credit losses changes in model					3
Provision for (reversal of) credit losses net remeasurement	143	180	134	476	555
Total provision for (reversal of) credit losses	125	141	122	394	489
Write-offs	(94)	(68)	(94)	(332)	(256)
Recoveries	17	9	13	33	30
Interest income on impaired loans	(26)	(27)	(22)	(80)	(69)
Foreign exchange and other	34	(3)	9	5	(8)
Balance at end of year	1,902	1,846	1,913	1,902	1,913
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,038
Balance at end of year	1,080	1,038	1,111	1,080	1,111
Loans	932	896	992	932	992
Undrawn credit facilities and other off-balance sheet exposures	148	142	119	148	119
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	101	96	92	100	89
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	4	4	4	11	11
Provision for (reversal of) credit losses net remeasurement	(31)	(36)	(24)	(106)	(97)
Transfers to 12-month ECL	39	40	30	115	104
Transfers to lifetime ECL performing	(4)	(3)	(3)	(10)	(7)
Total provision for (reversal of) credit losses	8	5	7	10	11
Foreign exchange and other	1				(1)
Balance at end of year	110	101	99	110	99
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	251	249	242	247	247
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	12	8	14	29	30
Provision for (reversal of) credit losses changes in model					(15)
Provision for (reversal of) credit losses net remeasurement	(143)	(122)	(112)	(407)	(429)
Transfers to 12-month ECL	159	133	134	446	473
Transfers to lifetime ECL performing	(19)	(21)	(29)	(57)	(54)
Transfers to lifetime ECL credit-impaired	(1)	(1)	(1)	(3)	(3)
Total provision for (reversal of) credit losses	8	(3)	6	8	2
Foreign exchange and other		5	5	4	4
Balance at end of year	259	251	253	259	253
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	274	281	291	331	295
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	4	3	9	12	28
Provision for (reversal of) credit losses changes in model				(45)	(26)
Provision for (reversal of) credit losses net remeasurement	(155)	(168)	(145)	(524)	(583)
Transfers to 12-month ECL	195	181	201	593	683
Transfers to lifetime ECL performing	(25)	(21)	(18)	(71)	(58)
Transfers to lifetime ECL credit-impaired	(1)	(2)	(1)	(4)	(2)
Total provision for (reversal of) credit losses	18	(7)	46	(39)	42
Balance at end of year	292	274	337	292	337
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	412	407	333	452	265
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	14	8	14	28	35
Provision for (reversal of) credit losses changes in model			84		85
Provision for (reversal of) credit losses net remeasurement	(89)	(30)	(39)	(171)	(44)
Transfers to 12-month ECL	81	43	39	154	116
Transfers to lifetime ECL performing	(7)	(12)	(9)	(36)	(31)
Transfers to lifetime ECL credit-impaired				(3)
Total provision for (reversal of) credit losses	(1)	9	89	(28)	161
Foreign exchange and other	8	(4)		(5)	(4)
Balance at end of year	419	412	422	419	422
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	2,782
Balance at end of year	2,699	2,782	2,517	2,699	2,517
Loans	2,519	2,580	2,341	2,519	2,341
Undrawn credit facilities and other off-balance sheet exposures	180	202	176	180	176
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	167	160	132	168	126
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(6)	(5)	(4)	(20)	(15)
Provision for (reversal of) credit losses net remeasurement	53	42	53	126	131
Transfers to 12-month ECL	(36)	(37)	(28)	(106)	(98)
Transfers to lifetime ECL performing	9	9	8	25	21
Transfers to lifetime ECL credit-impaired	(2)	(2)	(2)	(8)	(7)
Total provision for (reversal of) credit losses	18	7	27	17	32
Foreign exchange and other			(1)
Balance at end of year	185	167	158	185	158
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	893	833	647	803	546
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(13)	(12)	(11)	(36)	(30)
Provision for (reversal of) credit losses changes in model					97
Provision for (reversal of) credit losses net remeasurement	143	200	200	540	558
Transfers to 12-month ECL	(157)	(131)	(133)	(440)	(467)
Transfers to lifetime ECL performing	23	25	35	68	72
Transfers to lifetime ECL credit-impaired	(19)	(20)	(17)	(58)	(53)
Total provision for (reversal of) credit losses	(23)	62	74	74	177
Foreign exchange and other	(2)	(2)	(1)	(9)	(3)
Balance at end of year	868	893	720	868	720
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	875	861	702	717	660
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(8)	(6)	(9)	(24)	(24)
Provision for (reversal of) credit losses changes in model				87	32
Provision for (reversal of) credit losses net remeasurement	323	290	213	974	828
Transfers to 12-month ECL	(195)	(181)	(201)	(593)	(683)
Transfers to lifetime ECL performing	25	21	18	71	58
Transfers to lifetime ECL credit-impaired	(131)	(110)	(97)	(343)	(245)
Total provision for (reversal of) credit losses	14	14	(76)	172	(34)
Balance at end of year	889	875	626	889	626
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	847	877	1,103	932	1,061
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(19)	(40)	(12)	(82)	(57)
Provision for (reversal of) credit losses changes in model			(84)		(82)
Provision for (reversal of) credit losses net remeasurement	20	61	84	100	302
Transfers to 12-month ECL	(80)	(43)	(38)	(152)	(112)
Transfers to lifetime ECL performing	9	13	11	48	36
Transfers to lifetime ECL credit-impaired	(20)	(21)	(56)	(71)	(131)
Total provision for (reversal of) credit losses	(90)	(30)	(95)	(157)	(44)
Foreign exchange and other			5	(18)	(4)
Balance at end of year	757	847	1,013	757	1,013
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,050
Balance at end of year	1,204	1,050	960	1,204	960
Loans	1,195	1,044	952	1,195	952
Undrawn credit facilities and other off-balance sheet exposures	9	6	8	9	8
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	257	269	258	306	234
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(22)	(23)	(19)	(68)	(55)
Provision for (reversal of) credit losses changes in model		(57)		(120)
Provision for (reversal of) credit losses net remeasurement	66	92	75	223	164
Transfers to 12-month ECL	(3)	(3)	(2)	(9)	(6)
Transfers to lifetime ECL performing	(5)	(6)	(5)	(15)	(14)
Transfers to lifetime ECL credit-impaired	2	2	2	8	7
Total provision for (reversal of) credit losses	38	5	51	19	96
Write-offs	(8)	(8)	(5)	(19)	(9)
Recoveries	2	1	3	5	6
Interest income on impaired loans	(12)	(11)	(10)	(33)	(27)
Foreign exchange and other	3	1	1	2	(2)
Balance at end of year	280	257	298	280	298
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	206	193	206	185	190
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(3)	(8)	(7)	(19)	(21)
Provision for (reversal of) credit losses net remeasurement	126	144	107	400	367
Transfers to 12-month ECL	(2)	(2)	(1)	(6)	(6)
Transfers to lifetime ECL performing	(4)	(4)	(6)	(11)	(18)
Transfers to lifetime ECL credit-impaired	20	21	18	61	56
Total provision for (reversal of) credit losses	137	151	111	425	378
Write-offs	(161)	(159)	(146)	(467)	(433)
Recoveries	21	21	19	62	60
Interest income on impaired loans	(2)	(2)	(2)	(6)	(6)
Foreign exchange and other	(3)	2	(4)	(1)	(5)
Balance at end of year	198	206	184	198	184
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	89	118	93	310	297
Transfers to lifetime ECL credit-impaired	132	112	98	347	247
Total provision for (reversal of) credit losses	221	230	191	657	544
Write-offs	(268)	(270)	(232)	(785)	(657)
Recoveries	47	40	41	128	113
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	587	510	449	498	401
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(13)	(7)	(14)	(28)	(47)
Provision for (reversal of) credit losses net remeasurement	212	149	89	547	297
Transfers to 12-month ECL	(1)		(1)	(2)	(4)
Transfers to lifetime ECL performing	(2)	(1)	(2)	(12)	(5)
Transfers to lifetime ECL credit-impaired	20	21	56	74	131
Total provision for (reversal of) credit losses	216	162	128	579	372
Write-offs	(94)	(68)	(94)	(332)	(256)
Recoveries	17	9	13	33	30
Interest income on impaired loans	(26)	(27)	(22)	(80)	(69)
Foreign exchange and other	26	1	4	28
Balance at end of year	$ 726	$ 587	$ 478	$ 726	$ 478